Share-based payments - Share-based Compensation Cost Recognised in Net Income (Details) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognised in net income	$ 14,072	$ 7,703	$ 8,869
Stock Option Plans
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognised in net income	8,697	521	1,915
EDIP and ELTIP
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Cost recognised in net income	$ 5,375	$ 7,182	$ 6,954